Intangible assets (Details Narrative) £ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 25, 2024 GBP (£) Number	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Number of ADSs issued | Number	15,126
Amount forgiven	£ 250
Quarterly payments		£ 1,997	$ 2,494
Liability	3,100	6,458		£ 5,864	£ 2,363
Present value		2,500
Emtora [Member]
IfrsStatementLineItems [Line Items]
Quarterly payments	£ 250	£ 250